Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Share- based Payment Arrangement, Warrant Activity

A summary of warrant activity for the year ended December 31, 2022 and 2021 are as follows:

	Number of warrants	Exercise price	Expiry date
Outstanding, December 31, 2020 and 2019	-	$-

Granted	230,000	CAD$0.98	April 3, 2023

Outstanding December 31, 2022 and 2021	230,000	CAD$0.98

Schedule of Fair Value of Warrants Assumptions

	December 31, 2022	December 31, 2021	April 1, 2021
Exercise price	CAD$0.98	CAD$0.98	CAD$0.98
Stock price	CAD$0.35	CAD$0.59	CAD$0.98
Expected term	0.25 years	1.25 years	2 years
Expected dividend yield	-	-	-
Expected stock price volatility	77.46%	88.33%	145.71%
Risk-free interest rate	3.55%	1.18%	0.73%

Schedule of Share-based Payment Arrangement, Option, Activity

A summary of stock option activity for the stock option plans for the years ended December 31, 2022 and 2021 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2020	5,875,750	$0.39

Granted	2,675,000	0.60
Exercised	(70,000)	(0.45)
Expired	(570,000)	(0.43)
Cancelled	(1,040,600)	(0.42)
Outstanding December 31, 2021	6,870,150	$0.48

Granted	2,550,000	0.37
Expired	(506,150)	(0.40)
Cancelled	(285,600)	(0.48)
Outstanding December 31, 2022	8,629,000	$0.43

Schedule of Share-based Payment Arrangement, Option, Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2022:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.45	2,030,400	893,424	June 30, 2025
CAD$0.50	859,600	425,000	February 1, 2026
CAD$0.50	2,445,000	537,900	February 1, 2027
CAD$0.54	713,000	713,000	June 4, 2023
CAD$0.66	200,000	68,000	July 12, 2026
US$0.50	1,275,000	1,275,000	June 4, 2023
CAD$1.02	1,106,000	446,000	April 6, 2026
	8,629,000	4,358,324